FIFTH THIRD U.S. TREASURY
                                MONEY MARKET FUND

                              INSTITUTIONAL SHARES





                      FOR CUSTOMERS OF 1ST SOURCE BANK ONLY

                                   Prospectus
                                November 30, 2002

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FIFTH THIRD FUNDS
U.S. TREASURY MONEY MARKET FUND
INSTITUTIONAL SHARES


TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:


OBJECTIVES, STRATEGIES AND RISKS
U.S. Treasury Money Market Fund........................  2

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables.............................................  3
Expense Examples.......................................  3

ADDITIONAL INFORMATION ABOUT THE
   FUNDS' INVESTMENTS..................................  4

FUND MANAGEMENT
Investment Advisor.....................................  7

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares.....................  8
Purchasing and Adding to Your Shares...................  8
Selling Your Shares....................................  9
Closing of Small Accounts..............................  9
Exchanging Your Shares................................. 10
Dividends and Capital Gains............................ 10
Taxation............................................... 10

FINANCIAL HIGHLIGHTS................................... 11

BACK COVER
Where to learn more about Fifth Third Funds



OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about the Fifth Third U.S. Treasury Money Market Fund (the "Fund"), a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

The Fund is managed by Fifth Third Asset Management Inc.

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

There is no guarantee that any Fund will achieve its objective.



1
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FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY
MARKET

FUNDAMENTAL OBJECTIVE Stability of principal and current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in these securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk and net asset value risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

[bar chart data]:

1992      3.39
93        2.74
94        3.79
95        5.57
96        5.05
97        5.25
98        5.12
99        4.70
00        5.95
01        3.70



The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2000               1.57%
  Worst quarter:                Q4 2001               0.52%
  Year to Date Return (1/1/02 to 9/30/02):            1.11%



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2001)
====================================================================================================

                                INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
----------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES               12/12/88           3.70%             4.94%            4.52%
----------------------------------------------------------------------------------------------------



2
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SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2002 or estimated amounts for the current fiscal year.


SHAREHOLDER FEES                                                                FEE TABLE
---------------------------------------------------------------------------------------------
                                                                               FIFTH THIRD
                                                                              U.S. TREASURY
                                                                              MONEY MARKET
                                                                                  FUND
---------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                   None
---------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                        None
---------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                        None
---------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES  (as a percentage of average net assets)
---------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                    0.40%
---------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                          None
---------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                     0.24%
---------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES1                                              0.64%
---------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT                                              --
---------------------------------------------------------------------------------------------
NET EXPENSES                                                                         --
---------------------------------------------------------------------------------------------


1 During the last fiscal year, the Fund's Advisor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the U.S. Treasury Money Market Fund to 0.41%. These waivers and/or expense reimbursements may be discontinued at any time.


EXPENSE EXAMPLES
--------------------------------------------------------------------------------

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.


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FIFTH THIRD U.S. TREASURY MONEY MARKET FUND1               1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                     $ 65              $ 205            $ 357             $ 798
------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the principal securities and techniques the Fund uses, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.


INSTRUMENT                                                                                                    RISK  TYPE
-------------------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted securities that obligate the issuer to pay                                Market
the bondholder a specified sum of money, usually at specific intervals, and                                     Credit
to repay the principal amount of the loan at maturity.                                                       Interest Rate
                                                                                                               Liquidity
-------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying contract,                                  Management
index or security, or any combination thereof, including futures, options                                       Market
(e.g., put and calls), options on futures, swap agreements, and some                                            Credit
mortgage-backed securities.                                                                                    Liquidity
                                                                                                               Leverage
                                                                                                             Interest Rate
-------------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS: A purchase of, or contract to purchase, securities at a                                   Leverage
fixed price for delivery at a future date.                                                                     Liquidity
-------------------------------------------------------------------------------------------------------------------------------
GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance                                       Credit
company that guarantees a specific rate of return on the invested capital over the life of the contract.
-------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities which may be difficult to sell at an acceptable price.                         Liquidity
                                                                                                                Market
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar denominated debt                                        Market
securities that have remaining maturities of one year or less. These securities                                 Credit
may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with
U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to                                  Market
obtain funds for various public purposes. Municipal securities include (a)                                      Credit
governmental lease certificates of participation issued by state or municipal                                  Political
authorities where payment is secured by installment payments for                                                  Tax
equipment, buildings, or other facilities being leased by the state or                                        Regulatory
municipality; (b) government lease certificates purchased by the Fund will not contain nonappropriation clauses; (c) municipal notes and tax-exempt commercial paper; (d) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S.
Government obligations; and (h) general obligation bonds.
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous                                          Market
commitment to return the security to the seller at an agreed upon price on                                     Leverage
an agreed upon date. This is treated as a loan.
-------------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the Securities Act of                                   Liquidity
1933, such as privately placed commercial paper and Rule 144A securities.                                       Market
-------------------------------------------------------------------------------------------------------------------------------



4



ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------------

INSTRUMENT                                                                                                    RISK  TYPE
-------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENT: The sale of a security and the simultaneous                                       Market
commitment to buy the security back at an agreed upon price on an agreed                                       Leverage
upon date. This is treated as a borrowing by a Fund.
-------------------------------------------------------------------------------------------------------------------------------
STRIPPED OBLIGATIONS: U.S. Treasury obligations and their unmatured interest                                 Interest Rate
coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and                                         Interest Rate
instrumentalities of the U.S. Government. These include Ginnie Mae, Fannie Mae,                                 Credit
and Freddie Mac.
-------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately traded registered                                 Interest Rate
interest and principal securities, and coupons under bank entry safekeeping.
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates                                         Credit
which are reset daily, weekly, quarterly or some other period and which may                                    Liquidity
be payable to the Fund on demand.                                                                               Market
-------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS: Purchase or contract to                                          Market
purchase securities at a fixed price for delivery at a future date. Under                                      Leverage
normal market conditions, when-issued purchases and forward commitments                                       Liquidity
will not exceed 20% of the value of a Fund's total assets.
-------------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar denominated bonds                                        Market
issued by foreign corporations or governments. Sovereign bonds are those issued                                 Credit
by the government of a foreign country. Supranational bonds are those issued                                 Interest Rate
by supranational entities, such as the World Bank and European Investment
Bank. Canadian bonds are those issued by Canadian provinces.
-------------------------------------------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no                                      Credit
interest, but are issued at a discount from their value at maturity. When                                       Market
held to maturity, their entire return equals the difference between their                                   Interest Rate
issue price and their maturity value.
-------------------------------------------------------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

      SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.


LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.




6
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FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is in turn a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Asset Management Inc. (and its predecessors), with a team of approximately 23 investment strategists and portfolio managers, 11 equity and fixed income research analysts, and 5 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of September 30, 2002, Fifth Third Asset Management Inc. had approximately $10.9 billion of assets under management in the Fifth Third Funds.

The management fee, after fee waivers, paid by the Fund for the fiscal year ended July 31, 2002 are as follows:


                                            AS A PERCENTAGE OF
                                            AVERAGE NET ASSETS
-----------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND                    0.25%
-----------------------------------------------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES

The Funds' Net Asset Value (NAV) is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

Fifth Third U.S. Treasury Money Market calculates its NAV at 4 p.m. All times are Eastern Standard Time. The Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Fund will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.


PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds, its transfer agent, or other servicing agent. All orders for the Money Market Funds must be received by the Funds, its transfer agent, or servicing agent on the following schedule (Eastern Standard Time) in order to receive that day's NAV: Fifth Third U.S. Treasury Money Market Fund--4 p.m.

Institutional shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION

For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank.

For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative or financial institution or call 1-800-282-5706.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Institutional shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fifth Third Funds. The Funds reserve the right to waive the minimum investment.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.

SHAREHOLDER INFORMATION

The Funds may reject a purchase order for any reason.

For details, contact the Trust toll free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.


SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or other servicing agent. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.


CLOSING OF SMALL ACCOUNTS
--------------------------------------------------------------------------------

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

EXCHANGING YOUR SHARES

You may exchange your Institutional shares for Institutional shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

INSTRUCTIONS FOR EXCHANGING SHARES

To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call 1-800-282-5706.

NOTES ON EXCHANGES

To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The exchange privilege may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.


DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. The Fund does not expect to pay any capital gains.


TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF DISTRIBUTIONS

The Fund expects to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid).

Any gain from the sale or exchange of Fund shares will generally also be subject to tax.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or the period of the Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Fund has been audited by PricewaterhouseCoopers LLP and other independent auditors. PricewaterhouseCoopers LLP's report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request. The information for the Fund for the year ended July 31, 2001 was audited by Arthur Andersen LLP. Additional information regarding possible limitations on any possible future recovery rights of shareholders against Arthur Andersen LLP is contained in the SAI.


FIFTH THIRD FUNDS FINANCIAL HIGHLIGHTS
U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                             RATIOS/SUPPLEMENTAL DATA
                                                                                -------------------------------------------------
                                                     LESS        NET               NET     RATIOS OF      RATIOS OF    RATIOS OF
                           NET ASSET              DIVIDENDS     ASSET            ASSETS,  EXPENSES TO   NET INVESTMENT  EXPENSES
                            VALUE,       NET       FROM NET    VALUE,            END OF     AVERAGE         INCOME     TO AVERAGE
                           BEGINNING  INVESTMENT   INVESTMENT   END OF   TOTAL   PERIOD       NET         TO AVERAGE       NET
                           OF PERIOD    INCOME      INCOME     PERIOD   RETURN   (000'S)    ASSETS        NET ASSETS   ASSETS (a)
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Year ended July 31    1998      $1.00        0.05      (0.05)     $1.00 5.31%  $  876,089    0.38%           5.19%       0.62%
Year ended July 31    1999      $1.00        0.05      (0.05)     $1.00 4.68%  $  856,286    0.38%           4.57%       0.62%
Year ended July 31    2000      $1.00        0.06      (0.06)     $1.00 5.40%  $  871,657    0.38%           5.26%       0.62%
Year ended July 31    2001      $1.00        0.05      (0.05)     $1.00 5.30%  $1,058,407    0.39%           5.08%       0.64%
Year ended July 31    2002      $1.00        0.02      (0.02)     $1.00 1.92%  $1,143,352    0.41%           1.88%       0.64%
---------------------------------------------------------------------------------------------------------------------------------
(a)During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.


ADDRESSES
------------------------------------------------------------------------------------------------
Fifth Third Funds                                           Fifth Third Funds
Fifth Third U.S. Treasury Money Market Fund                 3435 Stelzer Road
Institutional Shares                                        Columbus, Ohio 43219
------------------------------------------------------------------------------------------------

Investment Advisor                                          Fifth Third Asset Management Inc.
                                                            38 Fountain Square Plaza
                                                            Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------

Distributor                                                 Fifth Third Funds Distributor, Inc.
                                                            3435 Stelzer Road
                                                            Columbus, Ohio 43219
------------------------------------------------------------------------------------------------

Administrator, Transfer and Dividend Disbursing Agent,      Fifth Third Bank
  Fund Accountant and Custodian                             38 Fountain Square Plaza
                                                            Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------

Sub-Administrator and Sub-Fund Accountant                   BISYS Fund Services
Limited Partnership
                                                            3435 Stelzer Road
                                                            Columbus, Ohio 43219
------------------------------------------------------------------------------------------------

Sub-Transfer Agent                                          BISYS Fund Services Ohio, Inc.
                                                            3435 Stelzer Road
                                                            Columbus, Ohio 43219
------------------------------------------------------------------------------------------------

Independent Auditors                                        PricewaterhouseCoopers LLP
                                                            100 East Broad Street
                                                            Suite 2100
                                                            Columbus, Ohio 43215
------------------------------------------------------------------------------------------------


The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds'performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          Internet: http://www.53.com*
--------------------------------------------------------------------------------

               *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o    At no charge from the Commission's Website at http://www.sec.gov.




[logo]:
FIFTH THIRD FUNDS



Investment Company Act file no. 811-5669